Transamerica International Stock

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Australia - 6.2%
Austal, Ltd.	197,740	$ 385,903
BHP Group, Ltd. (A)	20,471	682,687
Coles Group, Ltd.	140,918	1,950,767
CSL, Ltd.	4,755	985,814
Fortescue Metals Group, Ltd.	109,224	1,799,108
Northern Star Resources, Ltd. (A)	80,265	776,746
Resolute Mining, Ltd. (B)	349,497	181,947
Sandfire Resources, Ltd.	131,347	475,833
Sonic Healthcare, Ltd.	25,401	663,826

		7,902,631

Belgium - 0.6%
Euronav NV	51,106	409,527
UCB SA	3,014	312,107

		721,634

China - 0.5%
Yangzijiang Shipbuilding Holdings, Ltd.	899,200	664,066

Denmark - 2.7%
AP Moller - Maersk A/S, Class B	774	1,589,925
Novo Nordisk A/S, Class B	19,549	1,361,943
Scandinavian Tobacco Group A/S, Class A (C)	26,902	487,066

		3,438,934

France - 6.1%
BNP Paribas SA (B)	16,674	799,612
Cie Generale des Etablissements Michelin SCA	9,044	1,246,330
Constellium SE (B)	31,600	389,628
Eiffage SA (B)	10,935	992,544
Engie SA (B)	69,772	1,082,810
Fnac Darty SA (B)	9,466	532,115
Sanofi	16,887	1,588,193
Sartorius Stedim Biotech	1,308	547,626
Societe Generale SA (B)	30,724	572,787

		7,751,645

Germany - 7.9%
Bayer AG	12,285	743,523
Daimler AG	27,571	1,936,423
Deutsche Post AG	37,682	1,861,304
Deutsche Telekom AG	60,250	1,071,399
HeidelbergCement AG	12,701	938,848
Hornbach Holding AG & Co. KGaA	2,422	229,259
Merck KGaA	10,630	1,771,689
Muenchener Rueckversicherungs-Gesellschaft AG	2,548	675,623
TAG Immobilien AG (B)	28,150	864,394

		10,092,462

Hong Kong - 1.5%
CK Hutchison Holdings, Ltd.	114,000	786,717
Kerry Properties, Ltd.	198,000	512,451
WH Group, Ltd. (C)	750,000	607,766

		1,906,934

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.8%
Teva Pharmaceutical Industries, Ltd., ADR (B)	88,200	$ 1,038,996

Italy - 2.0%
Enel SpA	199,112	1,974,790
Eni SpA	55,357	559,149

		2,533,939

Japan - 29.8%
Arcland Sakamoto Co., Ltd.	14,000	197,522
Central Glass Co., Ltd.	20,200	412,933
Chubu Electric Power Co., Inc.	37,900	464,189
Cosmo Energy Holdings Co., Ltd.	12,700	281,238
Electric Power Development Co., Ltd., Class C	23,700	386,929
FUJIFILM Holdings Corp.	42,900	2,457,398
Fujitsu, Ltd.	10,100	1,541,258
Hirogin Holdings, Inc.	47,700	277,137
Hitachi, Ltd.	53,000	2,183,350
Hokkaido Electric Power Co., Inc.	64,400	273,204
Honda Motor Co., Ltd.	31,600	834,451
ITOCHU Corp. (A)	97,500	2,792,301
Kajima Corp.	118,300	1,585,054
KDDI Corp.	80,900	2,377,872
Marubeni Corp.	177,900	1,182,022
Mitsubishi Corp.	26,500	671,301
Mitsubishi UFJ Financial Group, Inc.	224,600	1,014,244
Mitsui & Co., Ltd.	80,000	1,484,366
Mizuho Financial Group, Inc.	36,590	482,341
NEC Corp.	50,400	2,742,203
NEC Networks & System Integration Corp.	55,700	986,279
Nichi-iko Pharmaceutical Co., Ltd.	25,200	244,594
Nippon Telegraph & Telephone Corp.	103,400	2,584,360
Nippon Yusen KK	39,100	900,617
Nomura Holdings, Inc.	272,400	1,441,281
Ricoh Co., Ltd.	65,500	496,617
Sawai Pharmaceutical Co., Ltd.	11,300	516,558
Sekisui House, Ltd. (A)	55,900	1,080,013
Sony Corp.	34,000	3,254,229
Toyota Motor Corp.	33,500	2,349,550
World Co., Ltd.	25,144	292,078

		37,787,489

Netherlands - 8.0%
Akzo Nobel NV	4,916	500,446
ASM International NV	5,665	1,451,192
ASR Nederland NV	7,808	302,671
Koninklijke Ahold Delhaize NV	85,979	2,467,987
Koninklijke Philips NV (B)	10,406	567,222
NN Group NV	51,622	2,150,134
PostNL NV (B)	167,554	690,747
Royal Dutch Shell PLC, B Shares	42,403	739,020
Signify NV (B) (C)	27,255	1,300,501

		10,169,920

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	11,617	285,668

Norway - 0.5%
AKER Solutions ASA (B)	219,780	375,253
Austevoll Seafood ASA	26,008	259,011

		634,264

Singapore - 0.2%
Yanlord Land Group, Ltd.	253,500	209,020

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	78,124	$ 356,458
Iberdrola SA	104,494	1,414,763
Repsol SA	23,321	229,098
Telefonica SA	121,105	522,555

		2,522,874

Sweden - 1.5%
Swedish Match AB	7,580	584,515
Telefonaktiebolaget LM Ericsson, B Shares	102,022	1,284,604

		1,869,119

Switzerland - 8.5%
Credit Suisse Group AG	142,634	1,871,011
Nestle SA	11,213	1,256,939
Novartis AG	31,316	2,835,510
Roche Holding AG	3,908	1,348,697
Swiss Life Holding AG	2,598	1,184,571
UBS Group AG	87,593	1,262,551
Zurich Insurance Group AG	2,585	1,033,603

		10,792,882

United Kingdom - 15.1%
3i Group PLC	60,700	919,818
Anglo American PLC	25,036	823,520
AstraZeneca PLC	15,161	1,546,591
Aviva PLC	120,009	548,931
Barclays PLC (B)	460,495	840,033
Bellway PLC	9,334	351,061
BP PLC	146,785	545,446
British American Tobacco PLC	27,823	1,011,028
Coca-Cola European Partners PLC	14,854	690,265
Computacenter PLC	24,897	797,014
Dialog Semiconductor PLC (B)	27,559	1,734,786
Ferguson PLC	7,142	829,249
GlaxoSmithKline PLC	51,774	961,510
Imperial Brands PLC	47,928	961,992
Kingfisher PLC (B)	147,776	560,987
Lloyds Banking Group PLC (B)	959,276	430,457
Persimmon PLC	54,926	1,911,887
Redrow PLC (B)	45,494	326,691
Rio Tinto PLC	15,626	1,185,500
Standard Chartered PLC (B)	84,466	511,078
Tesco PLC	171,291	560,532
Vodafone Group PLC	637,856	1,089,298

		19,137,674

Total Common Stocks (Cost $108,080,003)		119,460,151

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Draegerwerk AG & Co. KGaA, 0.00% (D)	2,170	185,042
Volkswagen AG, 0.00% (D)	9,749	1,843,053

Total Preferred Stocks (Cost $1,930,767)		2,028,095

	Shares	Value
EXCHANGE-TRADED FUND - 1.8%
United States - 1.8%
iShares MSCI EAFE ETF	32,740	$ 2,370,049

Total Exchange-Traded Fund (Cost $1,844,785)		2,370,049

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (D)	967,605	967,605

Total Other Investment Company (Cost $967,605)		967,605

Total Investments (Cost $112,823,160)		124,825,900
Net Other Assets (Liabilities) - 1.7%		2,136,915

Net Assets - 100.0%		$ 126,962,815

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	11.4%	$14,269,911
Automobiles	5.6	6,963,477
Trading Companies & Distributors	5.6	6,959,239
Household Durables	5.5	6,923,881
Metals & Mining	5.1	6,314,969
IT Services	4.9	6,066,754
Insurance	4.7	5,895,533
Capital Markets	4.4	5,494,661
Banks	4.2	5,284,147
Food & Staples Retailing	4.0	4,979,286
Diversified Telecommunication Services	3.3	4,178,314
Electric Utilities	3.3	4,126,946
Wireless Telecommunication Services	2.8	3,467,170
Semiconductors & Semiconductor Equipment	2.6	3,185,978
Tobacco	2.4	3,044,601
Technology Hardware, Storage & Peripherals	2.4	2,954,015
Oil, Gas & Consumable Fuels	2.2	2,763,478
Construction & Engineering	2.1	2,577,598
Air Freight & Logistics	2.0	2,552,051
Marine	2.0	2,490,542
International Equity Funds	1.9	2,370,049
Electronic Equipment, Instruments & Components	1.8	2,183,350
Food Products	1.7	2,123,716
Specialty Retail	1.5	1,811,961
Real Estate Management & Development	1.3	1,585,865
Electrical Equipment	1.0	1,300,501
Communications Equipment	1.0	1,284,604
Auto Components	1.0	1,246,330
Multi-Utilities	0.9	1,082,810
Health Care Equipment & Supplies	0.8	1,037,932
Biotechnology	0.8	985,814
Construction Materials	0.8	938,848
Industrial Conglomerates	0.6	786,717
Beverages	0.6	690,265
Machinery	0.5	664,066
Health Care Providers & Services	0.5	663,826
Life Sciences Tools & Services	0.4	547,626
Chemicals	0.4	500,446
Building Products	0.3	412,933
Independent Power & Renewable Electricity Producers	0.3	386,929
Aerospace & Defense	0.3	385,903
Energy Equipment & Services	0.3	375,253

Investments	99.2	123,858,295
Short-Term Investments	0.8	967,605

Total Investments	100.0%	$124,825,900

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,118,889	$117,341,262	$—	$119,460,151
Preferred Stocks	—	2,028,095	—	2,028,095
Exchange-Traded Fund	2,370,049	—	—	2,370,049
Other Investment Company	967,605	—	—	967,605

Total Investments	$5,456,543	$119,369,357	$—	$124,825,900

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,693,895, collateralized by cash collateral of $967,605 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,968,050. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $2,395,333, representing 1.9% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5